Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
16. Related Party Transactions
Viridian, LLC
In June 2019, the Company entered into a Technology Assignment Agreement (the “TAA”) with Viridian, LLC (“Viridian”), a related party. The Company considers Viridian to be a related party because two of its members have a seat on the Board of Directors of the Company. The TAA assigns to the Company exclusively throughout the world all rights, title, and interest to all technology and know-how
applicable to the research, development, commercialization, and manufacturing of human therapeutic products that target a specific protein. In exchange for the TAA, the Company issued to Viridian 872,227 shares of the Company’s common stock with a fair value of $0.09 per share. There are no future obligations to Viridian in connection with the TAA. As of September 30, 2023, Viridian owned approximately 7% of the Company’s outstanding shares.
Zenas BioPharma Limited
The Company is a party to option and license agreements with Zenas, a related party. The Company considers Zenas to be a related party because (i) Tellus BioVentures LLC (“Tellus”), whose sole member is a significant shareholder in the Company and serves as Chairman of the Board of Directors of the Company, is also a significant shareholder in Zenas and serves as Chief Executive Officer and Chairman of the Board of Directors of Zenas and (ii) Fairmount Healthcare Fund LP and Fairmount Healthcare Fund II LP (together, the “Fairmount Funds”), who are significant shareholders in the Company and have a seat on the Board of Directors of the Company, are also significant shareholders in Zenas and have a seat on the Board of Directors of Zenas. As of September 30, 2023, Tellus and affiliated entities owned approximately 10%, and the Fairmount Funds and affiliated entities owned approximately 13% of the Company’s outstanding shares. See Note 13 for more information. In connection with these agreements, the Company recognized $0.9 million and $2.4 million within the license revenue – related party line item in the unaudited condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2023, respectively. In connection with these agreements, the Company recognized $1.2 million and $5.2 million within the license revenue – related party line item in the unaudited condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2022, respectively. As of September 30, 2023, the Company recorded a related party receivable of $0.2 million, unbilled related party receivable of $0.5 million, current deferred related party revenue of $0.1 million and noncurrent deferred related party revenue of $0.7 million on its unaudited condensed consolidated balance sheet. As of December 31, 2022, the Company recorded a related party receivable of $4.7 million, unbilled related party receivable of $0.9 million, current deferred related party revenue of $0.1 million and noncurrent deferred related party revenue of $0.8 million on its unaudited condensed consolidated balance sheet.
In 2020, Zenas issued 156,848 common shares to the Company in exchange for the Zenas Option. The Company determined that the fair value on the date of issuance and as of September 30, 2023 and December 31, 2022, respectively, was not material to its unaudited condensed consolidated financial statements. The Company used the measurement alternative as the measurement attribute for accounting for the Zenas common shares which does not require it to assess the fair value of the common stock at each reporting period as the fair value of the Zenas common shares is not readily determinable nor is there a reliable source for observable transactions from which the Company could determine a fair value. In addition, the Company does not have ready access to significant events occurring at Zenas. If the Company does identify observable price changes in orderly transactions for the identical or similar common shares of Zenas, the Company will measure the common shares at fair value as of the date that the observable transaction occurred.
On March 13, 2023, the Fairmount Funds issued promissory notes in the aggregate principal amount of $0.4 million Former Dianthus at an interest rate of 4.5% per annum. On March 15, 2023, Former Dianthus repaid principal and interest in the amount of $0.4 million to the Fairmount Funds in satisfaction of its obligations under the promissory notes.

16. Related Party Transactions
Viridian, LLC:
In June 2019, the Company entered into a Technology Assignment Agreement (the “TAA”) with Viridian, LLC (“Viridian”), a related party. The Company considers Viridian to be a related party because two of its members have a seat on the Board of Directors of the Company. The TAA assigns to the Company exclusively throughout the world all rights, title, and interest to all technology and know-how
applicable to the research, development, commercialization, and manufacturing of human therapeutic products that target a specific protein. In exchange for the TAA, the Company issued to Viridian 872,227 shares of the Company’s common stock with a fair value of $0.09 per share. There are no future obligations to Viridian in connection with the TAA. As of December 31, 2022 and 2021, Viridian owned approximately 13% and 35%, respectively, of the Company’s outstanding shares (assuming the conversion of all preferred stock into common stock).
Zenas BioPharma Limited:
The Company is a party to option and license agreements with Zenas, a related party. The Company considers Zenas to be a related party because (i) Tellus BioVentures LLC (“Tellus”), whose sole member is a significant shareholder in the Company and serves as Chairman of the Board of Directors of the Company, is also a significant shareholder in Zenas and serves as Executive Chairman of the Board of Directors of Zenas and (ii) the Fairmount Funds, who are significant shareholders in the Company and have a seat on the Board of Directors of the Company, are also significant shareholders in Zenas and have a seat on the Board of Directors of Zenas. As of December 31, 2022 and 2021, Tellus and affiliated entities owned approximately 17% and 42%, respectively, and Fairmount Funds and affiliated entities owned approximately 14% and 13%, respectively, of the Company’s outstanding shares (assuming the conversion of all preferred stock into common stock). See Note 12 for more information. In connection with these agreements, the Company recognized $6.4 million and $1.5 million within the license revenue—related party line item in the statements of operations and comprehensive loss for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, the Company recorded a related party receivable of $4.7 million, unbilled related party receivable of $0.9 million, current deferred related party revenue of $0.1 million and noncurrent deferred related party revenue of $0.8 million on its balance sheet. As of December 31, 2021, the Company recorded a related party receivable of $0.5 million and unbilled related party receivable of $1.0 million on its balance sheet.
In 2020, Zenas issued 156,848 common shares to the Company in exchange for the Zenas Option. The Company determined that the fair value on the date of issuance and as of December 31, 2022 and 2021, respectively, was not material to its financial statements. The Company used the measurement alternative as the measurement attribute for accounting for the Zenas common shares which does not require it to assess the fair value of the common stock at each reporting period as the fair value of the Zenas common shares is not readily determinable nor is there a reliable source for observable transactions from which the Company could determine a fair value. In addition, the Company does not have ready access to significant events occurring at Zenas. If the Company does identify observable price changes in orderly transactions for the identical or similar common shares of Zenas, the Company will measure the common shares at fair value as of the date that the observable transaction occurred.